Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (18,991,630)	¥ (17,028,902)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(17,447,584)	(15,833,244)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(7,641,092)	(6,314,963)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(2,548,667)	(2,694,201)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	43,563,423	39,112,760
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(46,628,974)	(41,871,310)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	(138,388)	(83,505)
In	240,393	73,959
Out	(323,462)	(130,116)
Total	(221,457)	(139,663)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	(148,377)	(108,063)
In	391,484	759,648
Out	(414,493)	(840,065)
Total	(171,386)	(188,480)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	(40,179)	(22,712)
In	43,039	66,990
Out	(47,022)	(74,389)
Total	(44,163)	(30,111)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	(12,348)	(6,061)
In	161,134	146,931
Out	(164,627)	(152,181)
Total	(15,842)	(11,311)
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	255,068	196,389
Out	102,887	123,493
Total	357,955	319,881
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivatives	(339,292)	(220,341)
In	836,049	1,047,528
Out	(949,605)	(1,196,751)
Total	(452,848)	(369,564)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,353,907)	(1,565,387)
Commercial paper	(4,453,267)	(4,012,371)
Long-term debt	(12,768,209)	(11,209,068)
Lease liabilities	(194,791)	(102,412)
Total	(18,770,173)	(16,889,239)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(17,094,270)	(15,485,265)
Lease liabilities	(181,928)	(159,500)
Total	(17,276,198)	(15,644,764)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(7,489,266)	(6,190,498)
Lease liabilities	(107,664)	(94,354)
Total	(7,596,929)	(6,284,852)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(2,171,143)	(2,409,143)
Lease liabilities	(361,683)	(273,747)
Total	(2,532,826)	(2,682,891)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	1,339,878	1,552,166
Commercial paper	4,359,205	3,912,303
Long-term debt	36,795,373	32,795,058
Lease liabilities	711,013	533,351
Total	43,205,469	38,792,879
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(1,353,907)	(1,565,387)
Commercial paper	(4,453,267)	(4,012,371)
Long-term debt	(39,522,887)	(35,293,975)
Lease liabilities	(846,065)	(630,013)
Total	¥ (46,176,126)	¥ (41,501,746)